INCOME TAXES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 8,581,000	$ 8,840,000
Options and warrants not yet deducted, for tax purposes	1,149,000	420,000
Gross deferred tax assets	9,730,000	9,250,000
Valuation allowance	(4,071,000)	(3,066,000)
Net deferred tax assets	$ 5,659,000	$ 6,194,000